Fair Value Measurements (Quantitative Information Significant Unobservable Inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 396,000,000	$ 301,000,000
Liabilities
Total liabilities	1,078,000,000	682,000,000
Fair Value, Measurements, Recurring
Assets
Total assets	396,000,000	301,000,000
Liabilities
Total liabilities	1,078,000,000	682,000,000
Net liability	(682,000,000)	(381,000,000)
Regulatory deferral | Fair Value, Measurements, Recurring
Assets
Total assets	238,000,000	237,000,000
Liabilities
Total liabilities	25,000,000	20,000,000
Regulatory deferral | Physical natural gas purchases | Fair Value, Measurements, Recurring
Assets
Total assets	52,000,000
HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	153,000,000	53,000,000
Liabilities
Total liabilities	1,025,000,000	662,000,000
HFT derivatives | Power swaps and physical contracts | Fair Value, Measurements, Recurring
Assets
Total assets	44,000,000	13,000,000
Liabilities
Total liabilities	31,000,000	12,000,000
HFT derivatives | Natural gas swaps, futures, forwards and physical contracts | Fair Value, Measurements, Recurring
Liabilities
Total liabilities	994,000,000	650,000,000
Level 3
Assets
Total assets	90,000,000	104,000,000
Liabilities
Total liabilities	826,000,000	518,000,000
Net liability	736,000,000	414,000,000
Level 3 | Fair Value, Measurements, Recurring
Assets
Total assets	90,000,000	104,000,000
Liabilities
Total liabilities	826,000,000	518,000,000
Net liability	(736,000,000)	(414,000,000)
Level 3 | Regulatory deferral | Fair Value, Measurements, Recurring
Assets
Total assets	52,000,000	88,000,000
Liabilities
Total liabilities	0	0
Level 3 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets	52,000,000	88,000,000
Liabilities
Total liabilities	0	$ 0
Level 3 | Regulatory deferral | Physical natural gas purchases | Fair Value, Measurements, Recurring
Assets
Total assets	$ 52,000,000
Level 3 | Regulatory deferral | Range, Minimum | Physical natural gas purchases | Third-party pricing
Liabilities
Derivative, measurement input	5.79	4.51
Level 3 | Regulatory deferral | Range, Maximum | Physical natural gas purchases | Third-party pricing
Liabilities
Derivative, measurement input	31.85	26.09
Level 3 | Regulatory deferral | Weighted average | Physical natural gas purchases | Third-party pricing
Liabilities
Derivative, measurement input	12.27	9.74
Level 3 | HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	$ 38,000,000	$ 16,000,000
Liabilities
Total liabilities	826,000,000	518,000,000
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	4,000,000	4,000,000
Liabilities
Total liabilities	1,000,000	3,000,000
Level 3 | HFT derivatives | Power swaps and physical contracts | Fair Value, Measurements, Recurring
Assets
Total assets	4,000,000	4,000,000
Liabilities
Total liabilities	1,000,000	3,000,000
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	34,000,000	12,000,000
Liabilities
Total liabilities	825,000,000	515,000,000
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts | Fair Value, Measurements, Recurring
Liabilities
Total liabilities	$ 825,000,000	$ 515,000,000
Level 3 | HFT derivatives | Range, Minimum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	43.24	37.05
Level 3 | HFT derivatives | Range, Minimum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	2.45	1.90
Level 3 | HFT derivatives | Range, Maximum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	269.10	213.00
Level 3 | HFT derivatives | Range, Maximum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	33.88	21.53
Level 3 | HFT derivatives | Weighted average | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	138.79	99.34
Level 3 | HFT derivatives | Weighted average | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	12.01	8.80